PROMISSORY NOTES	9 Months Ended
Sep. 30, 2025
Promissory Notes
PROMISSORY NOTES

13. PROMISSORY NOTES

Table 13.1: Details of Promissory Notes

	Principal Value	Unamortized Discount and Issuance Costs	Convertible Notes Carrying Balance	Weighted Average Interest Rate
Balance as of December 31, 2024	2,498,369	(11,380)	2,486,989	16.6%
Issuance	690,558	(77,358)	613,200	13.5%
Repayment	(20,000)	-	(20,000)	35.0%
Amortization	36,667	21,297	57,964
Balance as of March 31, 2025	$3,205,594	$(67,441)	$3,138,153	15.8%
Conversion to equity	(456,500)	-	(456,500)	24.0%
Repayment	(50,000)	-	(50,000)	24.0%
Amortization	-	37,973	37,973
Balance as of June 30, 2025	$2,699,094	$(29,468)	$2,669,626	14.3%
Repayment	(31,579)	-	(31,579)	12.0%
Amortization	-	20,616	20,616
Balance as of September 30, 2025	$2,667,515	$(8,852)	$2,658,663	14.3%

Table 13.2: Details of Loans Payable

	September 30, 2025	December 31, 2024	Weighted Average Interest Rate	Maturity (Calendar Year)
Note issued in 2017	$250,000	$250,000	4.0%	2020
Note issued in 2020	300,000	300,000	24.0%	2021
Note issued in 2021	400,000	400,000	24.0%	2021- 2022
Notes issued in 2023	611,111	1,067,611	24.0%	2023
Notes issued in 2024	485,846	480,758	11.5%	2025
Notes issued in 2025	620,558	-	12.0%	2025 -2026
Funded loans payable	2,667,515	2,498,369	14.3%
Less: Unamortized debt-issuance costs and discounts	(8,852)	(11,380)
Total loans payable	$2,658,663	$2,486,989

Subordinated Convertible Promissory notes payable

On March 22, 2022, the Company issued subordinated convertible promissory notes with principal value of $526,315 to six investors. While subordinate to bank lender the notes are secured by The Company’s assets. The Company issued to an independent director a $236,842 subordinated convertible note. The Company issued to an otherwise unaffiliated investors of subordinated convertible notes in principal amounts of $52,631 to three investors, $105,263 to a fifth investor and $26,315 to a sixth investor. The notes carry annual interest rate of 8% that commenced upon funding date through the date of repayment.

On November 22, 2022, the Company issued to three otherwise unaffiliated investors $2,777,778 in promissory notes, 13,134 shares of common stock and 32,819 warrants for $2,500,000 in gross proceeds.

The Company entered into the Merger Agreement with Western and Merger Sub, on November 21, 2022, as amended. As a result of the Business Combination, Cycurion raised $3,333,335 of debt capital on November 21, 2022, from nine unaffiliated investors who were issued for convertibles notes, warrants and shares of common stock. The convertible notes had a maturity date of November 21, 2023, and an interest rate of 8%. They were also issued to convert to equity upon completion of the Business Combination between Cycurion and Western.

During the first quarter of 2025, the Company issued shares of preferred stock and warrants in exchange of the outstanding convertible promissory notes which had an aggregate principal amount of $3,333,335 and accrued interest of $299,259. As a part of this conversion, the Company issued 222,222 shares of Series D Convertible Preferred Stock and 242,424 Series D warrants to seven unaffiliated noteholders. As a result, the Company recorded gain on settlement of debt of $299,259, which is presented on the consolidated statements of operations and the consolidated statements of cash flows within ‘Loss on debt settlement, net.